RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
NOTE 15 - RELATED PARTY TRANSACTIONS

On various dates from October 31, 2014 to February 2, 2015, CURE Pharmaceutical issued convertible promissory notes to Ronick, Inc., (“Ronick”) totaling $89,000 that were due on February 25, 2016, but Ronick has agreed to extend the due date to August 31, 2016. Robert Davidson, our Chief Executive Officer and director, is a shareholder of Ronick. Interest is payable at 3% per annum and is secured by technology and patent rights. Principal and accrued interest is convertible into common stock at $4.00 per share. This conversion is subject to an adjustment if CURE Pharmaceutical sells stock or grants conversion rates at a lower price; however, Ronick has subsequently agreed to waive these conversion rights and will convert at $4.00 per share. As of October 6, 2016, Ronick has converted $35,260 of principal and unpaid accrued interest into 8,815 of common stock shares of CURE Pharmaceutical. As of October 6, 2016, Ronick converted $35,290 of principal and unpaid accrued interest into 8,822 of common stock shares of CURE Pharmaceutical.

On December 31, 2015, CURE Pharmaceutical converted $100,150 of accrued payroll for Robert Davidson into a convertible promissory note. As of October 6, 2016, Robert Davidson has converted $38,415 of principal and unpaid accrued interest into 9,604 of common stock shares of CURE Pharmaceutical. On October 17, 2016, Robert Davidson transferred his convertible promissory note to Ronick. On that same date, Ronick converted $38,449 of principal and unpaid accrued interest into 9,612 of common stock shares of CURE Pharmaceutical.

On December 31, 2015, CURE Pharmaceutical converted $94,312 of accrued payroll for Wayne Nasby, our Chief Operating Officer, into a convertible promissory note. As of October 6, 2016, Wayne Nasby has converted $48,241 of principal and unpaid accrued interest into 12,060 of common stock shares of the CURE Pharmaceutical. As of October 17, 2016, Wayne Nasby converted $48,284 of principal and unpaid accrued interest into 12,071 of common stock shares of CURE Pharmaceutical.

On December 31, 2015, CURE Pharmaceutical converted $77,250 of accrued payroll for Edward Maliski, our President and Chief Science Officer, into a convertible promissory note. As of October 6, 2016, Edward Maliski has converted $39,514 of principal and unpaid accrued interest into 9,878 of common stock shares of CURE Pharmaceutical. As of October 17, 2016, Edward Maliski converted $39,549 of principal and unpaid accrued interest into 9,887 of common stock shares of CURE Pharmaceutical.

On December 31, 2015, CURE Pharmaceutical converted $51,500 of accrued payroll for Jonathan Turman into a convertible promissory note. As of October 6, 2016, Jonathan Turman has converted $26,343 of principal and unpaid accrued interest into 6,586 of common stock shares of CURE Pharmaceutical. As of October 17, 2016, Jonathan Turman converted $26,366 of principal and unpaid accrued interest into 6,591 of common stock shares of CURE Pharmaceutical.

At December 31, 2017, two of our executive officers, Robert Davidson and Mark Udell, had $7,931 and $13,716, respectively, due to them and are included in accounts payable. At December 31, 2016, one of our executive officers, Robert Davidson, had $10,992 due to him and is included in accounts payable.